INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES EXPENSES	The Company’s provision for income tax expenses consisted of:
	For the Years ended December 31,
	2025	2024	2023
PRC income tax
Current	$-	$-	$-
Total	$-	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the years presented are as follows:

	For the Years ended December 31,
	2025	2024	2023
Loss from operations in mainland China	$(1,059,365)	$(230,731)	$-
Loss from operations in Hong Kong and others	(1,042,651)	(10,592,846)	-
Loss from continuing operations before income taxes	(2,102,016)	(10,823,577)	-
Tax credit at PRC corporate income tax rate of 25%	(525,504)	(2,762,952)	-
Non-deductible expenses	272,481	2,707,189	-
Changes in valuation allowance	253,023	55,763	-
Income tax expenses	$-	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets consisted of the following components:

	As of December 31,
	2025	2024
Deferred tax assets
Net operating loss carry-forwards	$259,808	$28,033
Accrued cost and expense	36,030	26,938
Provision for warranty liability	21,106	-
Lease expense	492	-
Less: valuation allowance	(317,436)	(54,971)
Deferred tax assets, net of valuation allowance	$-	$-